Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Dividends [Abstract]
Summary of dividends paid

	2017		2016		2015
	US$m		US$m		US$m
Rio Tinto plc previous year final dividend paid	1,725		1,443		1,642
Rio Tinto plc interim dividend paid	1,530		604		1,476
Rio Tinto Limited previous year final dividend paid	523		473		520
Rio Tinto Limited interim dividend paid	472		205		438
Dividends paid during the year	4,250		2,725		4,076

Dividends per share: paid during the year	235.0	c	152.5	c	226.5	c
Dividends per share: proposed in the announcement of the results for the year	180.0	c	125.0	c	107.5	c

Summary of dividends per share
	Dividends		Dividends		Dividends
	per share		per share		per share
	2017		2016		2015
Rio Tinto plc previous year final (pence)	100.56	p	74.21	p	77.98	p
Rio Tinto plc interim (pence)	83.13	p	33.80	p	68.92	p
Rio Tinto Limited previous year final – fully franked at 30% (Australian cents)	163.62	c	151.89	c	152.98	c
Rio Tinto Limited interim – fully franked at 30% (Australian cents)	137.72	c	59.13	c	144.91	c

Summary of number of shares dividend distributed
	Number	Number	Number
	of shares	of shares	of shares
	2017	2016	2015
	(millions)	(millions)	(millions)
Rio Tinto plc previous year final	1,374.6	1,373.9	1,412.7
Rio Tinto plc interim	1,366.1	1,374.4	1,395.2
Rio Tinto Limited previous year final	424.0	423.5	435.0
Rio Tinto Limited interim	424.0	424.0	423.7